Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenue	$ 20,081	¥ 139,804	¥ 114,175	¥ 91,408
Out of scope of ASC 606 revenue:
Leasing and management services*	7,683	53,485	71,864	232,015
Sales-type lease income*	162	1,130
Direct financing lease income*	567	3,944	4,859	7,554
Total, out of scope of ASC 606 revenue	8,412	58,559	76,723	239,569
Total revenue	28,493	198,363	190,898	330,977
Management services and technical services
Disaggregation of Revenue [Line Items]
Revenue	6,954	48,416	50,291	46,143
Brand royalty fees
Disaggregation of Revenue [Line Items]
Revenue	730	5,081	5,189	6,604
Consumable sales
Disaggregation of Revenue [Line Items]
Revenue	1,362	9,482	5,867	7,005
Medical service
Disaggregation of Revenue [Line Items]
Revenue	7,763	54,048	37,770	31,599
Medicine income
Disaggregation of Revenue [Line Items]
Revenue	$ 3,272	¥ 22,777	¥ 15,058	¥ 57